Contractual Residual Maturity of Gross Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	₨ 1,946,529.4
Over one year through five years	2,634,952.5
Over five years	411,352.5
Total gross loans	4,992,834.4	$ 75,363.5	₨ 3,943,449.1
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	821,677.9
Over one year through five years	589,572.7
Over five years	123,018.1
Total gross loans	1,534,268.7	23,158.8	1,222,460.6
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	1,124,851.5
Over one year through five years	2,045,379.8
Over five years	288,334.4
Total gross loans	₨ 3,458,565.7	$ 52,204.7	₨ 2,720,988.5